Organization and Operations (Details) - USD ($) shares in Millions	Dec. 09, 2016	Oct. 14, 2016	Oct. 01, 2012
Debt Instrument [Line Items]
Class of warrant or right, outstanding			15.6
Genco And Ad Hock Group Of Shareholders | Affiliated Entity
Debt Instrument [Line Items]
Payments of debt restructuring costs		$ 139,000,000
Restructuring Support Agreement | Genco And Ad Hock Group Of Shareholders | Affiliated Entity
Debt Instrument [Line Items]
Payments of debt restructuring costs	$ 113,000,000	$ 9,000,000
Class of warrant or right, outstanding	8.7	10.0
Restructuring Support Agreement | Genco Senior Notes | Genco And Ad Hock Group Of Shareholders | Affiliated Entity
Debt Instrument [Line Items]
Early repayment of debt	$ 757,000,000	$ 825,000,000
Restructuring Support Agreement | New Seven-year Dynegy Unsecured Notes | Genco And Ad Hock Group Of Shareholders | Affiliated Entity
Debt Instrument [Line Items]
Early repayment of debt	$ 182,000,000	$ 210,000,000
Debt instrument term		7 years